Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 237,669	£ 346,626	£ 327,709
Derivative financial liabilities	238,345	340,487	£ 324,252
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,334	8,546
Derivative financial liabilities	£ 5,197	£ 7,171